UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stonebrook Fund Management LLC
Address:   450 Park Avenue, 22nd Floor
           New York, New York 10022


Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc Abel
Title:   Chief Financial Officer
Phone:   212-702-4813

Signature, Place, and Date of Signing:

/s/ Marc Abel                          New York, New York      January 27, 2005
-----------------------------------       [City, State]             [Date]
            [Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total:      $ 1,014,640
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     NONE

                                               FORM 13F INFORMATION TABLE


                            TITLE                            SHRS OR                                             VOTING AUTHORITY
                             OF                   VALUE        PRN       SH/    PUT/   INVESTMENT    OTHER
    NAME OF ISSUER          CLASS       CUSIP    (x$1000)      AMT       PRN    CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
----------------------     -------    ---------  -------     --------   -----  ------ ------------ ---------- ------ -------- ------

Advanced Auto Parts          Com      00751Y106   19,057     436,300     SH             SOLE                   SOLE

American Axle &
  Manufacturing              Com      024061103   14,235     464,300     SH             SOLE                   SOLE

Ann Taylor Stores            Com      136115103   38,067     1,768,100   SH             SOLE                   SOLE

Autozone                     Com      053332102   48,440     530,500     SH             SOLE                   SOLE

Beazer Homes USA             Com      07556Q105   22,165     151,600     SH             SOLE                   SOLE

Briggs & Stratton            Com      109043109   39,265     944,328     SH             SOLE                   SOLE

Cendant                      Com      151313103   4,393      187,900     SH             SOLE                   SOLE

Centex                       Com      152312104   44,768     751,400     SH             SOLE                   SOLE

Claire's Stores              Com      179584107   31,405     1,477,900   SH             SOLE                   SOLE

Coca-Cola Enterprises        Com      191219104   40,140     1,925,200   SH             SOLE                   SOLE

CSK Auto                     Com      125965103   23,690     1,415,200   SH             SOLE                   SOLE

D.R. Horton                  Com      23331A109   46,161     1,145,150   SH             SOLE                   SOLE

Finish Line                  CL A     317923100   9,634      526,441     SH             SOLE                   SOLE

Fisher Scientific            Com      338032204   24,534     393,300     SH             SOLE                   SOLE

Footlocker                   Com      344849104   24,660     915,700     SH             SOLE                   SOLE

Fossil, Inc.                 CL A     349882100   2,703      105,409     SH             SOLE                   SOLE

Foundation Coal Holdings     Com      35039W100   7,149      310,000     SH             SOLE                   SOLE

Jones Apparel                Com      480074103   47,387     1,295,800   SH             SOLE                   SOLE

Leap Frog                    CL A     52186N106   13,453     989,201     SH             SOLE                   SOLE

Laidlaw Intl                 Com      50730R102   24,289     1,135,000   SH             SOLE                   SOLE

                            TITLE                            SHRS OR                                             VOTING AUTHORITY
                              OF                  VALUE        PRN       SH/    PUT/   INVESTMENT    OTHER
    NAME OF ISSUER          CLASS       CUSIP    (x$1000)      AMT       PRN    CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
----------------------     -------    ---------  -------     --------   -----  ------ ------------ ---------- ------ -------- ------

Linen n Things               Com      535679104   41,339     1,666,900   SH             SOLE                   SOLE

Lubrizol Corp                Com      549271104   46,702     1,267,000   SH             SOLE                   SOLE

Magna Intl                   CL A     559222401   34,176     414,000     SH             SOLE                   SOLE

NY Community Bancorp         Com      649445103   21,773     1,058,500   SH             SOLE                   SOLE

Pacific Sunwear of
  California                 Com      694873100   47,036     2,113,027   SH             SOLE                   SOLE

PMI Group                    Com      69344M101   24,461     585,900     SH             SOLE                   SOLE

Reebok International         Com      758110100   47,436     1,078,100   SH             SOLE                   SOLE

Ruby Tuesday                 Com      781182100   42,716     1,637,900   SH             SOLE                   SOLE

Standard Pacific             Com      85375C101   46,578     726,200     SH             SOLE                   SOLE

Triad Hospitals              Com      89579K109   37,500     1,007,800   SH             SOLE                   SOLE

UAP Holding Corp             Com      903441103   11,751     680,400     SH             SOLE                   SOLE

Universal Health Services    CL B     913903100   18,245     410,000     SH             SOLE                   SOLE

Wellpoint                    Com      94973V107   39,537     343,800     SH             SOLE                   SOLE

Willis Group Holdings        SHS      G96655108   29,791     723,600     SH             SOLE                   SOLE